Employee Benefits - Summary of Long-Term Direct Employee Benefits (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of long term direct employee benefits [abstract]
Beginning balance	$ 8,750,603	$ 8,175,767
Effect of translation	(328,619)	1,256,880
Increase of the year	1,824,693	1,729,392
Applications, Payments	(2,320,831)	(2,411,436)
Ending balance	$ 7,925,846	$ 8,750,603